Other Current Assets and Liabilities - Schedule of Other Current Assets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Schedule of Other Current Assets [Abstract]
Consumption tax receivable	¥ 569	¥ 253
Prepaid expenses	465	124
Others	1	0
Total	¥ 1,035	¥ 377